Commitments, Contingencies, and Concentrations (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Sep. 04, 2019
Commitments, Contingencies, and Concentrations (Details) [Line Items]
Accrued liability (in Dollars)	$ 1,563,428		$ 1,563,428		$ 993,371	$ 213,772
Note payable (in Dollars)					$ 586,862
Customer Concentration Risk [Member] | One Vendor [Member]
Commitments, Contingencies, and Concentrations (Details) [Line Items]
Concentrations risk	87.00%
Customer Concentration Risk [Member] | Two Vendors [Member]
Commitments, Contingencies, and Concentrations (Details) [Line Items]
Concentrations risk		36.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three vendors [Member]
Commitments, Contingencies, and Concentrations (Details) [Line Items]
Concentrations risk, percentage					75.00%	75.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Commitments, Contingencies, and Concentrations (Details) [Line Items]
Concentrations risk, percentage					77.00%	73.00%
Concentrations risk			57.00%		80.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Commitments, Contingencies, and Concentrations (Details) [Line Items]
Concentrations risk	54.00%			55.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Commitments, Contingencies, and Concentrations (Details) [Line Items]
Concentrations risk			78.00%
Galaxy [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three customer [Member]
Commitments, Contingencies, and Concentrations (Details) [Line Items]
Concentrations risk, percentage					66.00%	50.00%
Concepts and Solutions [Member]
Commitments, Contingencies, and Concentrations (Details) [Line Items]
Accrued liability (in Dollars)							$ 591,000
Note payable (in Dollars)	$ 1,030,079		$ 1,030,079		$ 1,030,079	$ 1,030,079